Company information - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jul. 31, 2021
Disclosure Of Company Information And Operations [Line Items]
Cash designated to separate bank accounts			$ 15	$ 30
Share capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	66,453,719		76,898,164
Number of shares outstanding (in shares)	64,153,719		65,032,799
Issuance of shares to be held as treasury shares (in shares)	10,500,000	2,540,560
Treasury shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	2,300,000		11,865,365